FINANCIAL INSTRUMENTS CLASSIFICATION (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Jan. 01, 2017
Assets [Abstract]
Cash and due from banks		S/ 25,986,762		S/ 22,168,516
Guarantee funds, reverse repurchase agreements and securities borrowings		4,288,524		4,082,942	S/ 7,480,420
At fair value through profit or loss		620,544		521,186
Investments at fair value through other comprehensive income, Note 6(b)		26,202,723		25,195,835
Available-for-sale investments		25,370,413		24,331,543
Amortized cost investments		1,907,738		1,292,203
Loans		110,485,717		105,806,998
Financial assets designated at fair value through profit or loss		179,870,703		171,212,821
Premiums and other policies receivable		838,731		887,273
Accounts receivable from reinsurers and coinsurers		791,704		842,043
Due from customers on acceptances		535,222		967,968
Other assets, Note 13(a)		2,792,968		3,072,777
Liabilities [Abstract]
Deposits and obligations		112,005,385		104,551,310
Payables from repurchase agreements and security lendings		7,678,016		9,415,357
Due to banks and correspondents		8,841,732		8,448,140
Bankers' acceptances outstanding		535,222		967,968
Accounts payable to reinsurers and coinsurers		216,734	S/ 291,693	291,693	S/ 235,185	S/ 235,185	S/ 233,892
Lease liabilities		847,504	S/ 852,800	0
Financial liabilities at fair value through profit or loss		493,700		362,310
Bonds and Notes issued		14,946,363		15,457,540
Other liabilities, Note 13(a)		4,246,826		3,694,318
Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks		25,986,762		22,168,516
Guarantee funds, reverse repurchase agreements and securities borrowings		4,288,524		4,082,942
At fair value through profit or loss		3,850,762		3,512,445
Investments at fair value through other comprehensive income, Note 6(b)		26,202,723		25,195,835
Amortized cost investments		3,477,046		4,154,838
Loans		110,485,717		105,806,998
Financial assets designated at fair value through profit or loss		620,544		521,186
Premiums and other policies receivable		838,731		887,273
Accounts receivable from reinsurers and coinsurers		791,704		842,043
Due from customers on acceptances		535,222		967,968
Other assets, Note 13(a)		2,792,968		3,072,777
Financial assets, at fair value		179,870,703		171,212,821
Liabilities [Abstract]
Deposits and obligations		112,005,385		104,551,310
Payables from repurchase agreements and security lendings		7,678,016		9,415,357
Due to banks and correspondents		8,841,732		8,448,140
Bankers' acceptances outstanding		535,222		967,968
Accounts payable to reinsurers and coinsurers		216,734		291,693
Lease liabilities		847,504
Financial liabilities at fair value through profit or loss		493,700		362,310
Bonds and Notes issued		14,946,363		15,457,540
Other liabilities, Note 13(a)		4,246,826		3,694,318
Financial liabilities, at fair value		149,811,482		143,188,636
Financial assets at fair value through profit or loss, classified as held for trading, category [Member]
Assets [Abstract]
Financial assets designated at fair value through profit or loss	[1]	4,942,869		4,278,762
Financial assets at fair value through profit or loss, classified as held for trading, category [Member] | Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks		0		0
Guarantee funds, reverse repurchase agreements and securities borrowings		0		0
At fair value through profit or loss		3,850,762		3,512,445
Investments at fair value through other comprehensive income, Note 6(b)		0		0
Amortized cost investments		0		0
Loans		0		0
Financial assets designated at fair value through profit or loss		0		0
Premiums and other policies receivable		0		0
Accounts receivable from reinsurers and coinsurers		0		0
Due from customers on acceptances		0		0
Other assets, Note 13(a)		1,092,107		766,317
Financial assets, at fair value		4,942,869		4,278,762
Liabilities [Abstract]
Deposits and obligations		0		0
Payables from repurchase agreements and security lendings		0		0
Due to banks and correspondents		0		0
Bankers' acceptances outstanding		0		0
Accounts payable to reinsurers and coinsurers		0		0
Lease liabilities		0		0
Financial liabilities at fair value through profit or loss		493,700		362,310
Bonds and Notes issued		0		0
Other liabilities, Note 13(a)		1,040,282		715,804
Financial liabilities, at fair value		1,533,982		1,078,114
Designated at inception
Assets [Abstract]
Financial assets designated at fair value through profit or loss		620,544		521,186
Designated at inception | Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks		0		0
Guarantee funds, reverse repurchase agreements and securities borrowings		0		0
At fair value through profit or loss		0		0
Investments at fair value through other comprehensive income, Note 6(b)		0		0
Amortized cost investments		0		0
Loans		0		0
Financial assets designated at fair value through profit or loss		620,544		521,186
Premiums and other policies receivable		0		0
Accounts receivable from reinsurers and coinsurers		0		0
Due from customers on acceptances		0		0
Other assets, Note 13(a)		0		0
Financial assets, at fair value		620,544		521,186
Liabilities [Abstract]
Deposits and obligations		0		0
Payables from repurchase agreements and security lendings		0		0
Due to banks and correspondents		0		0
Bankers' acceptances outstanding		0		0
Accounts payable to reinsurers and coinsurers		0		0
Lease liabilities		0		0
Financial liabilities at fair value through profit or loss		0		0
Bonds and Notes issued		0		0
Other liabilities, Note 13(a)		0		0
Financial liabilities, at fair value		0		0
At fair value through other comprehensive income [Member] | Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks		0		0
Guarantee funds, reverse repurchase agreements and securities borrowings		0		0
At fair value through profit or loss		0		0
Investments at fair value through other comprehensive income, Note 6(b)		25,623,934		24,546,365
Amortized cost investments		0		0
Loans		0		0
Financial assets designated at fair value through profit or loss		0		0
Premiums and other policies receivable		0		0
Accounts receivable from reinsurers and coinsurers		0		0
Due from customers on acceptances		0		0
Other assets, Note 13(a)		0		0
Financial assets, at fair value		25,623,934		24,546,365
Liabilities [Abstract]
Deposits and obligations		0		0
Payables from repurchase agreements and security lendings		0		0
Due to banks and correspondents		0		0
Bankers' acceptances outstanding		0		0
Accounts payable to reinsurers and coinsurers		0		0
Lease liabilities		0		0
Financial liabilities at fair value through profit or loss		0		0
Bonds and Notes issued		0		0
Other liabilities, Note 13(a)		0		0
Financial liabilities, at fair value		0		0
At fair value through other comprehensive income (Debt instruments)
Assets [Abstract]
Financial assets designated at fair value through profit or loss		26,202,723		25,195,835
At fair value through other comprehensive income (Debt instruments) | Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks		0		0
Guarantee funds, reverse repurchase agreements and securities borrowings		0		0
At fair value through profit or loss		0		0
Investments at fair value through other comprehensive income, Note 6(b)		578,789		649,470
Amortized cost investments		0		0
Loans		0		0
Financial assets designated at fair value through profit or loss		0		0
Premiums and other policies receivable		0		0
Accounts receivable from reinsurers and coinsurers		0		0
Due from customers on acceptances		0		0
Other assets, Note 13(a)		0		0
Financial assets, at fair value		578,789		649,470
Liabilities [Abstract]
Deposits and obligations		0		0
Payables from repurchase agreements and security lendings		0		0
Due to banks and correspondents		0		0
Bankers' acceptances outstanding		0		0
Accounts payable to reinsurers and coinsurers		0		0
Lease liabilities		0		0
Financial liabilities at fair value through profit or loss		0		0
Bonds and Notes issued		0		0
Other liabilities, Note 13(a)		0		0
Financial liabilities, at fair value		0		0
Financial Assets And Liabilities At Amortised Cost Category [Member] | Categories of Financial Position [Member]
Assets [Abstract]
Cash and due from banks		25,986,762		22,168,516
Guarantee funds, reverse repurchase agreements and securities borrowings		4,288,524		4,082,942
At fair value through profit or loss		0		0
Investments at fair value through other comprehensive income, Note 6(b)		0		0
Amortized cost investments		3,477,046		4,154,838
Loans		110,485,717		105,806,998
Financial assets designated at fair value through profit or loss		0		0
Premiums and other policies receivable		838,731		887,273
Accounts receivable from reinsurers and coinsurers		791,704		842,043
Due from customers on acceptances		535,222		967,968
Other assets, Note 13(a)		1,700,861		2,306,460
Financial assets, at fair value		148,104,567		141,217,038
Liabilities [Abstract]
Deposits and obligations		112,005,385		104,551,310
Payables from repurchase agreements and security lendings		7,678,016		9,415,357
Due to banks and correspondents		8,841,732		8,448,140
Bankers' acceptances outstanding		535,222		967,968
Accounts payable to reinsurers and coinsurers		216,734		291,693
Lease liabilities		847,504		0
Financial liabilities at fair value through profit or loss		0		0
Bonds and Notes issued		14,946,363		15,457,540
Other liabilities, Note 13(a)		3,206,544		2,978,514
Financial liabilities, at fair value		S/ 148,277,500		S/ 142,110,522

[1]	It includes non-trading investments that did not pass SPPI test.